Long-term Debt (Bank Debt) (Details)	Dec. 31, 2019 CAD ($) bank	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 3,000,000,000.0
Letter of credit amount outstanding	$ 6,500,000	$ 8,000,000
Maximum ratio of senior debt to EBITDA	3.5
Maximum ratio of total debt to EBITDA	4.0
Maximum ratio of senior debt to adjusted capital	0.55
Syndicated Unsecured Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 2,900,000,000.0
Number of banks | bank	14
Unsecured Operating Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 100,000,000
Number of banks | bank	1